Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Target Allocation Equity Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Janus Henderson® Tactical Income Strategy Fund	Class R Shares PFTSX
PFG PIMCO Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Equity Factor Rotation Strategy Fund	Class R Shares PFIOX
PFG Global Equity Index Strategy Fund	Class R Shares PFSGX
PFG US Equity Index Strategy Fund	Class R Shares PFSSX

(each a series of Northern Lights Fund Trust)

Supplement dated March 19, 2025 to

the Prospectus for the PFG Janus Henderson® Tactical Income Strategy Fund, dated February 19, 2025, as amended, and the Prospectus for the remaining PFG Funds, dated August 28, 2024, as amended, and the Statement of Additional Information for all PFG Funds, dated February 19, 2025, as amended

Please be advised that Greg Silberman has been named the portfolio manager for all of the PFG Funds.

Accordingly, the section entitled “Portfolio Manager” in the prospectus for each Fund is hereby revised as follows:

Greg Silberman serves as portfolio manager for the Funds. Mr. Silberman has served as portfolio manager since March 17, 2025.

Additionally, the following paragraph replaces the section entitled “Portfolio Manager” under the Management section of the Funds’ prospectuses as follows:

Greg Silberman

Mr. Silberman is a Portfolio Manager for the Adviser. He joined the Adviser in March 2025. Mr. Silberman is also the Founder of CJ Tag LLC, a firm that provides outsourced CIO services, M&A transaction support, and strategic investment guidance across multiple asset classes. He established CJ Tag LLC in 2016. Mr. Silberman holds a Bachelor of Accounting from the University of Witwatersrand. He is a Chartered Financial Analyst (CFA®) and a Chartered Alternative Investment Analyst (CAIA®).

The following replaces the section titled “Portfolio Manager” on page 53 of the SAI:

Mr. Greg Silberman is a Portfolio Manager of the Funds and is responsible for the day-to-day management of the Funds. As of December 31, 2024, he was responsible for the management of the following types of accounts in addition to the PFG Funds:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Mr. Greg Silberman
Registered Investment Cos.	0	$0	0	0
Other Pooled Investment Vehicles	1	$3,486,366	1	$3,486,366
Other Accounts	0	$0	0	0

The following table replaces the section titled “Portfolio Manager, Ownership of Securities,” on page 54 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by Greg Silberman in the Funds as of January 31, 2025.

Fund	Dollar Range of Equity Securities in the Funds
Mr. Greg Silberman
PFG American Funds® Conservative Income Strategy Fund	None
PFG American Funds® Growth Strategy Fund	None
PFG Fidelity Institutional AM® Equity Index Strategy Fund	None
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	None
PFG JP Morgan® Tactical Aggressive Strategy Fund	None
PFG JP Morgan® Tactical Moderate Strategy Fund	None
PFG BNY Mellon® Diversifier Strategy Fund	None
PFG MFS® Aggressive Growth Strategy Fund	None
PFG BR Target Allocation Equity Strategy Fund	None
PFG Meeder Tactical Strategy Fund	None
PFG Janus Henderson® Tactical Income Strategy Fund	None
PFG PIMCO Active Core Bond Strategy Fund	None
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	None
PFG Janus Henderson® Balanced Strategy Fund	None
PFG Invesco® Equity Factor Rotation Strategy Fund	None
PFG Global Equity Index Strategy Fund	None
PFG US Equity Index Strategy Fund	None

This Supplement and the existing Prospectus for the PFG Janus Henderson® Tactical Income Strategy Fund, dated February 19, 2025, as amended, and the Prospectus for the remaining PFG Funds, dated August 28, 2024, as amended, and the Statement of Additional Information for all PFG Funds, dated February 19, 2025, as amended, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.